Cover	Oct. 29, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-38761
Entity Registrant Name	LEGACY HOUSING CORPORATION
Entity Central Index Key	0001436208
Entity Tax Identification Number	20-2897516
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	1600 Airport Freeway
Entity Address, Address Line Two	#100
Entity Address, City or Town	Bedford
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76022
City Area Code	817
Local Phone Number	799-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	LEGH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false